FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 M
Total
Financial assets:
Cash equivalents and short-term investments	$ 7,991
Available-for-sale securities	132,379
Trade receivables	90,892
Fair value of derivative financial instruments	2,360
Total financial assets	233,622
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents (in months)	3
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments (in months)	3
Level 1
Financial assets:
Available-for-sale securities	130,268
Total financial assets	130,268
Level 2
Financial assets:
Cash equivalents and short-term investments	7,991
Available-for-sale securities	2,111
Trade receivables	90,892
Fair value of derivative financial instruments	2,360
Total financial assets	$ 103,354